ROYALTY, STREAM, AND OTHER INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Disclosure of detailed information about royalty interests and deferred acquisition costs [Table Text Block]

	Producing	Development	Exploration
	assets	assets	assets	Total
As at May 31, 2019	$2,773,923	$39,217,875	$1,146,051	$43,137,849
Alamos royalty portfolio acquisition	-	51,721	14,482	66,203
Fifteen Mile Stream (FMS) acquisition	-	406,431	-	406,431
NuevaUnión acquisition	-	1,059,449	-	1,059,449
Idaho Resources Corp. acquisition	-	-	4,417,921	4,417,921
Other additions	-	68,013	21,448	89,461
Depletion	(698,840)	-	-	(698,840)
Recoveries	-	-	(115,013)	(115,013)
Reclassification (Joaquin and COSE)	6,440,685	(6,440,685)	-	-
Currency adjustments	(306,258)	-	(80,988)	(387,246)
As at May 31, 2020	$8,209,510	$34,362,804	$5,403,901	$47,976,215
Wharf acquisition	5,899,822	-	-	5,899,822
Fosterville acquisition	-	5,224,664	-	5,224,664
La Fortuna acquisition	-	645,032	-	645,032
Genesis and GSI acquisitions	-	5,195,429	100,000	5,295,429
Functional currency change adjustments	(28,457)	(179,517)	(231,371)	(439,345)
Depletion (1)	(829,263)	(30,000)	(10,097)	(869,360)
As at December 31, 2020	$13,251,612	$45,218,412	$5,262,433	$63,732,457
Amalgamated Kirkland acquisition	-	562,656	-	562,656
Tocantinzinho acquisition	-	9,023,354	-	9,023,354
CentroGold acquisition	-	7,039,552	-	7,039,552
Del Carmen acquisition	-	1,301,982	-	1,301,982
Côté-Gosselin acquisition	-	6,185,363	-	6,185,363
La Fortuna acquisition	-	2,268,776	-	2,268,776
Castle Mountain acquisition	-	15,125,253	-	15,125,253
Depletion (1)	(2,302,919)	(30,000)	(14,616)	(2,347,535)
Other	-	(64,654)	36,558	(28,096)
As at December 31, 2021	$10,948,693	$86,630,694	$5,284,375	$102,863,762

Historical cost	$19,461,346	$86,690,694	$5,309,088	$111,461,128
Accumulated depletion	$(8,512,653)	$(60,000)	$(24,713)	$(8,597,366)

(1) Fixed royalty payments were received in relation to certain exploration and development assets. The depletion related to these payments was recorded based on the total fixed royalty payments expected to be received under each contract.

Genesis and GSI acquisitions [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Disclosure of detailed information about purchase price allocation for acquisition [Table Text Block]
Consideration paid
Cash paid	$1,000,000
Common shares issued	4,111,181
Acquisition costs	184,248
Total consideration paid	$5,295,429

Net assets acquired
Genesis and GSI NSR interests	$5,295,429
Total net assets acquired	$5,295,429

Idaho Resources Corp. acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Disclosure of detailed information about purchase price allocation for acquisition [Table Text Block]
Consideration paid
Cash paid	$2,147,523
Common shares issued	2,108,443
Acquisition costs	180,973
Total consideration paid	$4,436,939

Net assets acquired
Cash	$616
Marketable securities	18,402
IRC NSR interests	4,417,921
Total net assets acquired	$4,436,939